SHORT-TERM BANK LOANS	6 Months Ended
Dec. 31, 2017
Short-Term Debt [Abstract]
Short-term Debt [Text Block]
NOTE 7 -	SHORT-TERM BANK LOANS

On June 30, 2017, the Company’s short-term bank borrowings consisted of revolving bank loans of $8,121 from several banks, which were subject to annual interest rates ranging from 3.09% to 4.85%, with a weighted average interest rate of 3.53%. Some of the short-term loans are secured by the pledge of restricted cash and buildings with carrying values of $16,410 and $991 as of June 30, 2017, respectively.

On December 31, 2017, the Company’s short-term bank borrowings consisted of revolving bank loans of $7,859 from several banks, which were subject to annual interest rates ranging from 2.76% to 4.58%, with a weighted average interest rate of 3.15%. Some of the short-term loans are secured by the pledge of restricted cash and buildings with carrying values of $16,341 and 1,283 as of December 31, 2017, respectively.

For the six months ended December 31, 2016 and 2017, interest expenses on short-term bank loans amounted to $20 and $122, respectively.

As of June 30, 2017, the Company had available lines of credit from various banks in the PRC, Singapore and Malaysia amounting to $257,670, of which $78,910 was utilized and $178,760 is available for use. These lines of credit were secured by the pledge of restricted cash and buildings with a carrying value of $4,954 and $3,209, respectively.

As of December 31, 2017, the Company had available lines of credit from various banks in the PRC, Singapore and Malaysia amounting to $251,454, of which $69,173 was utilized and $182,281 is available for use. These lines of credit were secured by the pledge of restricted cash and buildings with a carrying value of $3,317 and $2,814, respectively.